SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 28 — SEGMENT REPORTING

	Business Segments
	2019
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	16,122,171	14,656,028	3,259,253	6,701,900	(1,095,342)	39,644,010
Cost of sales	(14,363,253)	(13,351,209)	(2,762,157)	(6,167,502)	1,203,395	(35,440,726)
Gross profit	1,758,918	1,304,819	497,096	534,398	108,053	4,203,284
Selling, general and administrative expenses	(539,344)	(444,326)	(119,627)	(170,170)	(156,989)	(1,430,456)
Other operating income (expenses)	293,806	30,048	15,510	33,058	55,734	428,156
Equity in earnings of unconsolidated companies	(828)	(110,959)	66,468	6,776	21,493	(17,050)
Operational income before financial income (expenses) and taxes	1,512,552	779,582	459,447	404,062	28,291	3,183,934
Financial result, net	(520,821)	(99,029)	(163,459)	(109,116)	(616,789)	(1,509,214)
Income (Loss) before taxes	991,731	680,553	295,988	294,946	(588,498)	1,674,720
Income and social contribution taxes	(214,400)	(188,458)	(100,341)	(60,749)	106,115	(457,833)
Net income (Loss)	777,331	492,095	195,647	234,197	(482,383)	1,216,887

Supplemental information:
Net sales between segments	920,659	62,196	—	112,487	—	1,095,342

Depreciation/amortization	1,008,713	571,015	120,462	374,105	—	2,074,295

Investments in associates and joint ventures	11,472	681,807	748,392	224,201	146,527	1,812,399
Total assets	17,195,824	15,178,053	4,562,604	8,597,180	8,469,309	54,002,970
Total liabilities	4,686,686	4,506,771	996,876	1,604,885	15,034,625	26,829,843

	Business Segments
	2018
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	15,745,161	19,927,390	3,801,210	8,158,626	(1,472,909)	46,159,478
Cost of sales	(13,044,433)	(18,164,834)	(3,230,952)	(7,064,608)	1,494,727	(40,010,100)
Gross profit	2,700,728	1,762,556	570,258	1,094,018	21,818	6,149,378
Selling, general and administrative expenses	(564,031)	(607,581)	(136,707)	(186,037)	(168,438)	(1,662,794)
Other operating income (expenses)	(33,814)	19,114	(11,421)	10,081	(18,952)	(34,992)
Gains and losses on assets held for sale and sales of interest in subsidiaries	—	—	—	—	(414,507)	(414,507)
Equity in earnings of unconsolidated companies	(1,700)	(77,872)	51,648	15,629	22,436	10,141
Operational (Loss) income before financial income (expenses) and taxes	2,101,183	1,096,217	473,778	933,691	(557,643)	4,047,226
Financial result, net	(442,966)	(37,351)	(117,270)	(112,109)	(1,180,099)	(1,889,795)
Income (Loss) before taxes	1,658,217	1,058,866	356,508	821,582	(1,737,742)	2,157,431
Income and social contribution taxes	(410,651)	(224,897)	(86,667)	(191,386)	1,082,552	168,951
Net income (Loss)	1,247,566	833,969	269,841	630,196	(655,190)	2,326,382

Supplemental information:
Net sales between segments	1,280,770	84,335	4,988	102,816	—	1,472,909

Depreciation/amortization	951,826	511,154	88,537	340,297	—	1,891,814

Investments in associates and joint ventures	3,250	301,271	701,233	213,899	148,149	1,367,802
Total assets	17,473,039	14,659,926	4,421,487	8,825,830	5,900,747	51,281,029
Total liabilities	8,072,380	4,935,210	1,053,007	1,736,085	9,545,776	25,342,458

	Business Segments
	2017
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	12,562,727	15,433,380	4,025,736	6,228,543	(1,332,767)	36,917,619
Cost of sales	(10,996,383)	(14,823,590)	(3,523,394)	(5,301,172)	1,331,544	(33,312,995)
Gross profit	1,566,344	609,790	502,342	927,371	(1,223)	3,604,624
Selling, general and administrative expenses	(539,613)	(569,696)	(202,862)	(166,656)	(176,081)	(1,654,908)
Other operating income (expenses)	(11,513)	29,113	11,260	14,989	47,882	91,731
Impairment of assets	(45,279)	(1,069,528)	—	—	—	(1,114,807)
Gains and losses on assets held for sale and sales of interest in subsidiaries	—	—	—	—	(721,682)	(721,682)
Reversal of contingent liabilities, net	—	—	—	—	929,711	929,711
Equity in earnings of unconsolidated companies	—	(111,581)	41,554	15,460	19,970	(34,597)
Operational (Loss) income before financial income (expenses) and taxes	969,939	(1,111,902)	352,294	791,164	98,577	1,100,072
Financial result, net	(564,397)	(46,184)	(74,301)	(122,837)	(335,629)	(1,143,348)
Income (Loss) before taxes	405,542	(1,158,086)	277,993	668,327	(237,052)	(43,276)
Income and social contribution taxes	(103,263)	201,807	(123,552)	(192,902)	(77,481)	(295,391)
Net income (Loss)	302,279	(956,279)	154,441	475,425	(314,533)	(338,667)

Supplemental information:
Net sales between segments	1,216,526	59,478	6,490	50,273	—	1,332,767

Depreciation/amortization	909,333	684,121	155,038	344,059	—	2,092,551

Investments in associates and joint ventures	—	346,080	584,898	199,647	149,674	1,280,299
Total assets	17,051,262	14,872,755	5,208,265	8,834,041	4,335,438	50,301,761
Total liabilities	9,592,948	3,315,546	1,711,963	2,753,091	9,034,272	26,407,820

The main products sold in each segment are:

Brazil Operations: rebar, bars, shapes, drawn products, billets, blooms, slabs, wire rod, structural shapes and iron ore.

North America Operations: rebar, bars, wire rod, light and heavy structural shapes.

South America Operations: rebar, bars and drawn products.

Special Steel Operations: stainless steel, round, square and flat bars, wire rod.

The column of eliminations and adjustments includes the elimination of sales between segments in the context of the Consolidated Financial Statements.

The Company’s geographic information with revenues classified according to the geographical region where the products were shipped is as follows:

					Geographic Area
	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2019	2019	2019	2019	2019
Net sales	17,573,278	4,201,165	17,869,567	—	39,644,010
Total assets	26,124,159	5,781,527	22,097,284	—	54,002,970

					Geographic Area
	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2018	2018	2018	2018	2018
Net sales	17,284,473	4,785,281	23,524,381	565,343	46,159,478
Total assets	26,283,287	5,251,637	19,746,105	—	51,281,029

	Brazil	Latin America (1)	North America (2)	Europe/Asia	Consolidated
	2017	2017	2017	2017	2017
Net sales	13,450,378	4,769,526	18,142,218	555,497	36,917,619
Total assets	23,872,075	6,009,394	19,629,950	790,342	50,301,761
(1)	Does not include operations of Brazil
(2)	Does not include operations of Mexico

IFRS requires the Company to disclose revenue per product unless the information is not available and the cost to obtain it would be excessive. Management does not consider this information useful for its decision-making process, because it would aggregate sales in different markets and in different currencies, subject to the effects of changes in exchange rates. Furthermore, the trends of steel consumption and the price dynamics of each product or group of products in different countries and different markets within these countries are poorly correlated and, as a result, the information would not be useful and would not serve to conclude about historical trends. Considering this scenario and considering that the information of revenue by product is not maintained by the Company on a consolidated basis and the cost to obtain the revenue per product information would be excessive compared to the benefits of the information, the Company does not present revenue by product.